Cash Flow Information (Cash Payments) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Cash payments:
Interest		¥ 188,625	¥ 168,101	¥ 182,633
Income taxes, net	[1]		¥ 113,122	¥ 3,507

[1]	From fiscal 2026, cash payments for “income taxes, net” are disclosed in Note 16 of “Income Taxes”, due to the adoption of Accounting Standards Update 2023-09.